Derivative instruments (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Derivative Instruments

	As at 31 March 2021	As at 31 March 2020
Financial assets at FVTOCI - cash flow hedges
Derivative instruments	2,691	8,718

Total	2,691	8,718